FINANCIAL RISK MANAGEMENT - Liquidity Risk (Details) - Liquidity risk $ in Thousands	Dec. 31, 2021 CLP ($)
Maturity within one year
Committed maturities for liability payments
Bank debt	$ 26,617
Bonds payable	25,383,339
Lease obligations	8,191,535
Contractual obligations (1)	85,354,594
Total	118,956,085
More than 1 year up to 2 years
Committed maturities for liability payments
Bonds payable	321,636,043
Lease obligations	4,949,066
Contractual obligations (1)	31,678,743
Total	358,263,852
More than 2 years up to 3 years
Committed maturities for liability payments
Bonds payable	13,915,567
Lease obligations	2,975,353
Contractual obligations (1)	9,036,380
Total	25,927,300
More than 3 years up to 4 years
Committed maturities for liability payments
Bank debt	4,000,000
Bonds payable	14,545,378
Lease obligations	2,641,096
Contractual obligations (1)	8,992,060
Total	30,178,534
More than 5 years
Committed maturities for liability payments
Bonds payable	670,564,954
Lease obligations	5,821,515
Contractual obligations (1)	4,950,895
Total	$ 681,337,364